NET (LOSS) INCOME ATTRIBUTABLE TO COMMON STOCKHOLDERS - Narrative (Details)	Jan. 19, 2022 $ / shares
Earnings Per Share [Abstract]
Convertible debt, conversion price (in dollars per share)	$ 8
Common stock, exchange ratio	1.6001528688